Revenue	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Revenue
31.	Revenue

For the year ended December 31, 2017
(in thousands)
Sale of goods	$329,584,136
Other operating revenue	11,444,131
$341,028,267

Refer to note 30 for the disaggregation of revenue for the years ended December 31, 2018 and 2019.